Stockholders' Deficiency - Summary of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of Warrants Exercisable, Balance	1,721,212	1,137,620
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 7.53	$ 10.11
Weighted Average Exercise Price Outstanding, Issued	3.35	3.72
Weighted Average Exercise Price Outstanding, Forfeited	4.70	16.41
Weighted Average Exercise Price Outstanding, Ending Balance	4.34	7.53
Weighted Average Exercise Price Exercisable, Balance	$ 4.74	$ 9.78
Weighted Average Remaining Life In Years Outstanding	8 years 4 months 24 days	8 years 2 months 12 days
Weighted Average Remaining Life In Years Exercisable	7 years 9 months 18 days	7 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding		$ 3,000
Aggregate Intrinsic Value, Exercisable
Warrant [Member]
Number of Warrants Outstanding, Beginning Balance	2,953,651	1,066,930
Number of Warrants Outstanding, Issued	704,305	1,991,927
Number of Warrants Outstanding, Exercised	(50,000)	(60,831)
Number of Warrants Outstanding, Forfeited	(15,125)	(44,375)
Number of Warrants Outstanding, Ending Balance	3,592,831	2,953,651
Number of Warrants Exercisable, Balance	3,592,831	2,918,651
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 5.40 [1]	$ 7.56	[2]
Weighted Average Exercise Price Outstanding, Issued	4.03	4.64
Weighted Average Exercise Price Outstanding, Exercised	3.50	3.50	[3]
Weighted Average Exercise Price Outstanding, Forfeited	30.33	4.00
Weighted Average Exercise Price Outstanding, Ending Balance	4.93	5.40	[1]
Weighted Average Exercise Price Exercisable, Balance	$ 4.93	$ 5.40
Weighted Average Remaining Life In Years Outstanding	3 years 2 months 12 days	3 years 3 months 18 days
Weighted Average Remaining Life In Years Exercisable	3 years 2 months 12 days	3 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable

[1]	Excludes the impact of a warrant to purchase 35,000 shares of common stock that had an exercise price which was the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability was subject to satisfaction of certain performance criteria which had not occurred as of December 31, 2016. As discussed above under Warrant Modification and Exercise, on February 10, 2017, the performance criteria were eliminated and the exercise price was reduced to $3.50 per share in consideration of the full exercise of the warrant by the holder.
[2]	Excludes the impact of a warrant to purchase 35,000 shares of common stock that has an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2016.
[3]	During the year ended December 31, 2016, warrants to purchase an aggregate of 60,831 shares of common stock were exercised at a reduced exercise price of $3.50 per share (reduced from exercise prices ranging from $4.00 to $15.00 per share) for aggregate gross proceeds of $212,898. The Company recognized a warrant modification charge of $23,448 during the year ended December 31, 2016, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates. See Note 10 - Stockholders' Deficiency - Warrant Exercises for additional details.